UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ]:  Amendment Number:  [ ]

         This Amendment (Check only one):   [ ] is a restatement
                                            [ ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Norinchukin Zenkyoren Asset Management Co., Ltd.
Address:          1-7-12, Marunouchi, Chiyoda-ku
                  Tokyo, Japan 100-0005


Form 13F File Number:  028-14029
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:             Toshiyuki Futaoka
Title:            Senior Managing Director
Phone:            +81-3-5221-1200

Signature, Place and Date of Signing:


  /s/ Toshiyuki Futaoka                  Tokyo, Japan           January 7, 2011
-------------------------------     -----------------------    -----------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one):

| | 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name

        028-13977                 Norinchukin Bank, The







                                       2